RELATED PARTY TRANSACTIONS - Ship Finance International Limited (Details)	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2015 vessel	Jun. 30, 2016 USD ($) vessel $ / d	Jun. 30, 2015 USD ($)	Dec. 31, 2015 vessel $ / d	Dec. 31, 2013 vessel
Related Party Transaction [Line Items]
Charter hire expenses		$ 26,920,000	$ 5,348,000
United Freight Carriers LLC
Related Party Transaction [Line Items]
Ownership		50.00%			50.00%
Ship Finance International Limited
Related Party Transaction [Line Items]
Charter hire expense		$ 15,400,000	0
Number of vessels sold and leased back | vessel	8	8
Charter hire expenses		$ 12,100,000
Ship Finance International Limited | Dry Bulk Carriers
Related Party Transaction [Line Items]
Number of vessels under commercial managment | vessel		14		12
Commercial management fee revenue (in dollars per day) | $ / d		125		125
Ship Finance International Limited | Container Carriers
Related Party Transaction [Line Items]
Number of vessels under commercial managment | vessel		9		11
Commercial management fee revenue (in dollars per day) | $ / d		75		65
Ship Finance International Limited | United Freight Carriers LLC
Related Party Transaction [Line Items]
Number of vessels under capital lease | vessel				4	5
Contingent rental expenses		$ 1,500,000	$ 0
Ship Finance International Limited | Prepaid Charter Hire Expenses [Member]
Related Party Transaction [Line Items]
Prepaid charter hire expense		$ 3,300,000